UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA			50266-5997
(Address of principal executive offices)			(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515/225-5400

Date of fiscal year end:	July 31, 2005

Date of reporting period:	January 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,  and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item  1.  Reports to Stockholders.

EquiTrust Money
Market Fund, Inc.

Semi-Annual Report
January 31, 2005

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
  225-5586

www.equitrust.com

737-127(05)

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access
now available
at www.equitrust.com

PRESIDENT'S LETTER

Dear Shareholder:

The interest rates offered by money market funds correspond with the fluctuations in interest rates set by central banks such as the Federal Open Market Committee ("FOMC"). The FOMC, the Committee responsible for implementing the Federal Reserve Board's monetary policy, controls policy by changing the Federal Funds rate (the overnight lending rate between banks). During 2003 the Federal Funds target was lowered to 1.00% to stave off deflation concerns and avoid a prolonged recession such as the one Japan is still experiencing. The saying "When the U.S. sneezes, the world gets a cold" describes the effect an economic slowdown has on increasingly linked global markets. During 2004, the FOMC became comfortable with the notion that deflation had been averted and rates needed to rise to a more neutral position. By raising the Federal Funds target 150 basis points (1.50%) to its current level of 2.50%, the FOMC is pumping less liquidity into the economy and working to stay ahead of inflationary risks. FOMC chairman Alan Greenspan has employed a style of telegraphing rate moves that has helped the markets to shift in an orderly manner and avoid serious financial meltdowns. The FOMC has also telegraphed its inflation yardstick of personal consumption expenditures, which helps market players be on the same page as the FOMC when discussing inflation.

Money market funds play an important role in any portfolio especially when short-term interest rates are rising. Investors participate in upward moves in rates immediately due to the short maturities of the investments. They offer a safe and liquid haven for short-term investments and emergency cash reserves. The liquidity of money market funds also allows an investor the opportunity to transfer into a portfolio of stock and bond funds using dollar cost averaging techniques. The draftwriting privilege of the EquiTrust Money Market Fund, Inc. (the "Fund") is an additional enhancement to the preservation of capital and liquidity we strive for.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and maintain that investment. Thank you for you continued support of the Fund.

Craig A. Lang
President

March 3, 2005

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is not a guarantee of future results.

EQUITRUST MONEY MARKET FUND, INC.

January 31, 2005

Portfolio Holdings by Asset Type

*  This category includes cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees and Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on August 1, 2004 and held until January 31, 2005.

Actual Expenses –

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Fund also charges shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

EquiTrust Money Market Fund	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period* 8/1/2004 - 1/31/2005
Actual Hypothetical (5% return before expenses)	$1,000 $1,000	$1,002.96 $1,019.00	$6.01 $6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 185 days and divided by 364 to reflect the one-half year period.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005
(Unaudited)

ASSETS
Investments in securities, at value (equivalent to amortized cost)	$15,446,351
Cash	171,807
Receivables:
Accrued interest	10,633
Fund shares sold	379,577
Prepaid expenses and other assets	131
Total Assets	16,008,499
LIABILITIES AND NET ASSETS
Payable to EquiTrust Investment Management Services, Inc.	16,510
Accrued expenses	19,607
Payable for fund shares redeemed	154,630
Total Liabilities	190,747
NET ASSETS	$15,817,752
ANALYSIS OF NET ASSETS
Capital stock (500,000,000 shares authorized, $0.001 par value)	$15,818
Paid-in capital	15,801,934
NET ASSETS	$15,817,752
Shares issued and outstanding as of January 31, 2005	15,817,752
NET ASSET VALUE PER SHARE	$1.000

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005
(Unaudited)

INVESTMENT INCOME
Interest	$154,724
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	21,578
Shareholder service, transfer and dividend disbursing agent fees	33,702
Accounting fees	4,316
Custodian fees	27,288
Professional fees	9,385
Directors' fees and expenses	8,973
Reports to shareholders	9,895
Registration fees	4,337
Miscellaneous	14,702
Total Expenses	134,176
Waiver of fees	(30,151)
Fees paid indirectly	(192)
Net Expenses	103,833
Net Increase in Net Assets Resulting from Operations	$50,891

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
OPERATIONS
Net investment income	$50,891	$45,599
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(50,891)	(45,599)
CAPITAL SHARE TRANSACTIONS	(1,275,913)	(1,419,973)
Total Decrease in Net Assets	(1,275,913)	(1,419,973)
NET ASSETS
Beginning of period	17,093,665	18,513,638
End of period	$15,817,752	$17,093,665

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS

January 31, 2005
(Unaudited)

Annualized Yield on Purchase Date	Principal Amount	Value

SHORT-TERM INVESTMENTS (97.65%)
COMMERCIAL PAPER (25.60%)
NONDEPOSITORY INSTITUTIONS (25.60%)
American General Finance Corp., 2.30%, due 02/11/05.	2.300%	$825,000	$825,000
ChevronTexaco Corp., 2.21%, due 02/18/05	2.206	750,000	750,000
General Electric Capital Corp., 2.45%, due 03/14/05	2.454	874,000	874,000
International Business Machines Corp., 2.23%, due 02/10/05	2.227	800,000	800,000
Wells Fargo Corp., 2.24%, due 02/28/05	2.237	800,000	800,000
Total Commercial Paper (Cost $4,049,000)			4,049,000
UNITED STATES GOVERNMENT AGENCIES (72.05%)
Federal Home Loan Bank, due 02/04/05	2.234	750,000	749,862
Federal Home Loan Bank, due 02/09/05	2.181	750,000	749,642
Federal Home Loan Bank, due 02/25/05	2.330	800,000	798,776
Federal Home Loan Bank, due 04/27/05	2.591	1,425,000	1,416,452
Federal Home Loan Mortgage Corp., due 02/01/05	2.150	750,000	750,000
Federal Home Loan Mortgage Corp., due 02/15/05	2.223	500,000	499,574
Federal Home Loan Mortgage Corp., due 02/22/05	2.287	1,000,000	998,686
Federal Home Loan Mortgage Corp., due 03/08/05	2.391	750,000	748,284
Federal Home Loan Mortgage Corp., due 04/05/05	2.499	500,000	497,853
Federal Home Loan Mortgage Corp., due 04/12/05	2.548	825,000	820,988
Federal National Mortgage Assoc., due 02/16/05	2.281	375,000	374,649
Federal National Mortgage Assoc., due 03/02/05	2.364	850,000	848,406
Federal National Mortgage Assoc., due 03/09/05	2.376	1,000,000	997,662
Federal National Mortgage Assoc., due 03/16/05	2.423	750,000	747,865
Federal National Mortgage Assoc., due 03/23/05	2.468	400,000	398,652
Total United States Government Agencies (Cost $11,397,351)			11,397,351
Total Short-Term Investments (Cost $15,446,351)			15,446,351
OTHER ASSETS LESS LIABILITIES (2.35%)
Cash, receivables, prepaid expense and other assets, less liabilities			371,401
Total Net Assets (100.00%) (Cost $15,817,752)			$15,817,752

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS

January 31, 2005
(Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund.

Security Valuation

The Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

Income and Investment Transactions

The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

Distributions to Shareholders

All of the Fund's net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund's organizational documents, its present and past officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. At the discretion of the board of directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.  FEDERAL INCOME TAXES

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

At January 31, 2005, the components of net assets on a tax basis were the same for financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by EquiTrust Investment, plus an annual per account charge of $9.03; and (3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

Beginning in 2002, EquiTrust Investment voluntarily waived investment advisory and management fees. This fee waiver was discontinued on November 24, 2004. Furthermore, in 2003, EquiTrust Investment began waiving transfer agent fees. This fee waiver was discontinued on October 22, 2004. The fees waived totaled $13,825 and $16,327, respectively, for the six months ended January 31, 2005.

EquiTrust Investment has also agreed to reimburse the Fund annually for its total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At January 31, 2005, FBL Financial Group, Inc. and its affiliated companies owned 1,497,189 shares (9.47%) of the Fund.

4.  EXPENSE OFFSET ARRANGEMENTS

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

EQUITRUST MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.  CAPITAL SHARE TRANSACTIONS

Transactions in Capital Stock were as follows:

	Six Months Ended January 31, 2005		Year Ended July 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	34,926,148	$34,926,148	70,475,122	$70,475,122
Shares issued in reinvestment of dividends and distributions	50,474	50,474	45,105	45,105
Shares redeemed	(36,252,535)	(36,252,535)	(71,940,200)	(71,940,200)
Net Decrease	(1,275,913)	$(1,275,913)	(1,419,973)	$(1,419,973)

6.  DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 2005 were paid as follows:

Payable Date

August 31, 2004	$0.0004
September 30, 2004	0.0005
October 29, 2004	0.0006
November 30, 2004	0.0005
December 31, 2004	0.0004
January 31, 2005	0.0006
Total Dividends Per Share	$0.0030

The tax character of dividends to shareholders during the period ended January 31, 2005 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

	Six Months Ended
	January 31, 2005		Year Ended July 31,
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.003		0.003	0.002	0.010	0.043	0.044
Total from investment operations	0.003		0.003	0.002	0.010	0.043	0.044
Less Distributions:
Dividends (from net investment income)	(0.003)		(0.003)	(0.002)	(0.010)	(0.043)	(0.044)
Total distributions	(0.003)		(0.003)	(0.002)	(0.010)	(0.043)	(0.044)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return:
Total investment return based on net asset value (1)	0.30%		0.25%	0.22%	1.04%	4.40%	4.51%
Ratios/Supplemental Data:
Net assets, end of period ($000's omitted)	$15,818		$17,094	$18,514	$24,669	$29,123	$30,309
Ratio of total expenses to average net assets	1.53	%(2)	1.42%	1.55%	1.12%	1.20%	1.41%
Ratio of net expenses to average net assets	1.18	%(2)	0.77%	1.12%	1.10%	1.17%	1.37%
Ratio of net investment income to average net assets	0.58	%(2)	0.25%	0.22%	1.07%	4.36%	4.42%

Note:  Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)  Computed on an annualized basis.

See accompanying notes.

Information on Proxy Voting:

EquiTrust Money Market Fund, Inc. (the "Fund") invests exclusively in non-voting securities. The Fund's proxy voting record for the most recent 12-month period ended June 30, 2004 is available, without charge, by calling 1-877-860-2904 or by accessing the SEC's website at http://www.sec.gov.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item  2.                                Code of Ethics.

Not applicable to this filing.

Item  3.                                Audit Committee Financial Expert.

Not applicable to this filing.

Item  4.                                Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.                                   Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                   Schedules of Investments.

See Item 1.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                   Portfolio Managers of Closed-End Management Investment Company.

Not applicable.

Item 9.                                   Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.                            Submission of Matters to a Vote of Security Holders.

On November 18, 2004, the registrant adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.  Those procedures specify that shareholders may recommend candidates for board positions by forwarding their correspondence by U.S. mail or courier service to the registrant’s secretary to the attention of the Chairman of the Nominating Committee.  Suggestions for candidates for specific positions must be received by such date as established by the Nominating Committee.

Item 11.                            Controls and Procedures

(a)                    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                   There has been no change to the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                            Exhibits.

(a)(1)                                Not applicable to this filing.

(a)(2)                              Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                              Not applicable.

(b)                                           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 3/16/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 3/16/2005

By:	/s/ James W. Noyce
Name: James W. Noyce
Title: Chief Financial Officer
Date: 3/16/2005